Account receivable, net (Tables)	6 Months Ended
Oct. 31, 2025
Credit Loss [Abstract]
Schedule of account receivable

	As of
	April 30, 2025	October 31, 2025	October 31, 2025
	S$	S$	US$
	Audited	Unaudited	Unaudited
Accounts receivable	38,384	47,623	36,598
Less: allowance for credit losses	-	-	-
Total accounts receivable	38,384	47,623	36,598